Trade and other payables (Details) - GBP (£)	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Trade and other payables
Trade payables	£ 426,792,000	£ 474,322,000	£ 396,686,000
Other payables	9,769,000	12,660,000	11,587,000
Accrued expenses	59,952,000	57,204,000	56,279,000
Social security and other taxes	12,853,000	20,419,000	12,484,000
Total trade and other payables	509,366,000	564,605,000	477,036,000
Less: non-current portion
Trade payables	184,309,000	205,163,000	178,853,000
Other payables		196,000	585,000
Non-current trade and other payables	184,309,000	205,359,000	179,438,000
Current trade and other payables	325,057,000	359,246,000	297,598,000
Transfer fees and other associated costs	422,100,000	447,131,000	390,798,000
Gross contractual trade payables pre discounting	455,525,000	501,195,000	426,736,000
Due after 1 year
Less: non-current portion
Transfer fees and other associated costs	184,309,000	205,163,000	178,853,000
Between 1 and 2 years
Less: non-current portion
Transfer fees and other associated costs	130,485,000	140,093,000	117,299,000
Between 2 and 5 years
Less: non-current portion
Transfer fees and other associated costs	£ 53,824,000	£ 65,070,000	£ 61,554,000